Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net Profit for the Period	$ (342,182)	$ (156,550)	$ (226,053)	$ (223,435)
Adjustments to Net Loss for Non-Cash Items:
Share-based payment	24,356	14,468	81,115	87,539
Unrealized foreign exchange (gain)/loss	22,389	1,570	(4,469)	(3,606)
Depreciation	47,234	1,544	142,170	4,761
Lease inducement	(2,903)	(8,651)	(8,710)	(8,651)
Operating Loss before Working Capital Changes	(251,106)	(147,619)	(15,947)	(143,392)
Working Capital Adjustments:
(Increase)/decrease in accounts and grants receivable	47,497	(43,451)	(88,478)	(146,827)
(Increase)/decrease in prepaid and other receivables	5,841	(32,336)	6,930	88,578
Increase/(decrease) in accounts payable	(18,925)	55,731	(112,104)	115,545
Increase/(decrease) in accrued liabilities	103,586	52,640	194,035	(11,610)
Increase/(decrease) in contract liability	1,213		(40,832)
Cash Used in Operations	(111,894)	(115,035)	(56,396)	(97,706)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(6,039)	(450)	(6,039)
Net Cash Flows Used in Investing Activities		(6,039)	(450)	(6,039)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase/(decrease) in lease obligation	(49,029)		(146,630)
Proceeds from loans	58,000		449,612	420,000
Repayment of loans payable	(58,000)		(449,612)	(525,000)
Net Cash Flows Used in Financing Activities	(49,029)		(146,630)	(105,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(160,923)	(121,074)	(203,476)	(208,745)
Cash and Cash Equivalents at the Beginning of the Period	191,290	239,763	233,843	327,434
Cash and Cash Equivalents at the End of the Period	$ 30,367	$ 118,689	$ 30,367	$ 118,689